Debt Obligations, net (Narrative) (Details)	1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($) extension	Mar. 31, 2017 USD ($) lease property	Jun. 30, 2017 USD ($) extension	Dec. 31, 2017 USD ($)	Mar. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)
Line of Credit Facility [Line Items]
Deferred finance costs, net				$ 2,490,000		$ 0
Long-term Debt, Gross				308,000,000		0
Secured Debt
Line of Credit Facility [Line Items]
Long-term Debt, Gross				$ 308,000,000		0
2017 Secured Financing | Secured Debt
Line of Credit Facility [Line Items]
Debt instrument, face amount		$ 227,000,000.0			$ 227,000,000
Stated interest rates		3.795%		3.795%
Number of ground net leases collateralizing loan | lease		7
Number of master lease collateralizing loan | lease		1
Number of properties covered under master lease agreement | property		5
Effective interest rate		3.795%		3.773%
Long-term Debt, Gross				$ 227,000,000		$ 0
2017 Hollywood Mortgage | Secured Debt
Line of Credit Facility [Line Items]
Deferred finance costs, net				1,300,000
Long-term Debt, Gross				$ 71,000,000
2017 Hollywood Mortgage | Secured Debt | LIBOR
Line of Credit Facility [Line Items]
Basis point spread on variable interest rate (as a percent)				1.33%
Interest rate swap
Line of Credit Facility [Line Items]
Notional amount		$ 200,000,000
2017 Revolver
Line of Credit Facility [Line Items]
Maximum leverage ratio				70.00%
Maximum leverage ratio for 180 day period				75.00%
Debt instrument covenant multiple of minimum fixed charges on outstanding borrowings				1.45
Tangible net worth, percent of tangible net worth at date of issuance				75.00%
Tangible net worth, percent of future issuances of net equity				75.00%
Maximum secured leverage ratio				70.00%
Maximum secured leverage ratio for 180 day period				75.00%
Covenant description secured recourse debt ratio maximum				5.00%
Annualized distribution rate of initial public offering price				3.00%
Future annualized distribution rate of adjusted funds from operations				110.00%
2017 Revolver | Line of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 300,000,000.0		$ 300,000,000.0
Debt term			3 years
Number of extension options available | extension	2		2
Debt extension term			12 months
Maximum leverage rate	67.00%		67.00%
Accordion feature, increase limit	$ 500,000,000.0		$ 500,000,000.0
2017 Revolver | Line of Credit | Deferred expenses and other assets, net
Line of Credit Facility [Line Items]
Deferred finance costs, net	$ 3,000,000		$ 3,000,000
2017 Revolver | Line of Credit | LIBOR
Line of Credit Facility [Line Items]
Basis point spread on variable interest rate (as a percent)	1.35%
Minimum | 2017 Revolver | Line of Credit
Line of Credit Facility [Line Items]
Unused capacity, commitment fee percentage			0.15%
Maximum | 2017 Revolver | Line of Credit
Line of Credit Facility [Line Items]
Unused capacity, commitment fee percentage			0.25%